Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Capital
Common Equity Tier 1 Capital	$ 71,866	$ 69,937
Tier 1 Capital	77,819	75,716
Total Capital	90,271	87,987
Risk-weighted assets used in the calculation of capital ratios	$ 488,991	$ 460,270
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.70%	15.20%
Tier 1 Capital ratio	15.90%	16.50%
Total Capital ratio	18.50%	19.10%
Leverage ratio	4.30%	4.80%
TLAC Ratio	30.40%	28.30%
TLAC Leverage Ratio	8.10%	8.20%